Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Change in Operating Assets and Liabilities [Abstract]
Trade and other receivables	$ 104,991	$ (974)
Financial assets	(5,686)	317
Other assets	(8,105)	(29,209)
Trade and other payables	(13,750)	670
Financial liabilities	544	(583)
Other liabilities	30,853	569
Operating assets and liabilities	$ 108,847	$ (29,210)